UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Growth Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.8%
Information Technology - 31.9%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	26,840	$7,100,522

Internet Software & Services - 13.8%
Alphabet, Inc.-Class C (a)	60,506	61,554,569
Facebook, Inc.-Class A (a)	297,610	51,188,920
Trade Desk, Inc. (The)-Class A (a)(b)	179,040	9,161,477

		121,904,966

IT Services - 7.2%
Fiserv, Inc. (a)	116,180	8,232,515
PayPal Holdings, Inc. (a)	192,480	14,360,933
Visa, Inc.-Class A	320,928	40,719,344

		63,312,792

Semiconductors & Semiconductor Equipment - 2.3%
Semtech Corp. (a)	52,600	2,067,180
Xilinx, Inc.	277,550	17,829,812

		19,896,992

Software - 6.5%
Activision Blizzard, Inc.	176,530	11,712,765
Adobe Systems, Inc. (a)	84,460	18,716,336
Electronic Arts, Inc. (a)	87,160	10,283,137
Fair Isaac Corp. (a)	20,810	3,603,876
HubSpot, Inc. (a)	38,030	4,027,377
Red Hat, Inc. (a)	37,560	6,124,534
Splunk, Inc. (a)	28,630	2,938,869

		57,406,894

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	68,960	11,396,330

		281,018,496

Consumer Discretionary - 17.3%
Diversified Consumer Services - 3.4%
Bright Horizons Family Solutions, Inc. (a)	148,840	14,121,939
Grand Canyon Education, Inc. (a)	149,440	15,540,266

		29,662,205

Hotels, Restaurants & Leisure - 2.5%
Planet Fitness, Inc. (a)	425,500	17,143,395
Starbucks Corp.	85,040	4,895,753

		22,039,148

Internet & Direct Marketing Retail - 1.2%
Booking Holdings, Inc. (a)	4,925	10,726,650

Multiline Retail - 2.1%
Dollar Tree, Inc. (a)	198,630	19,046,631

Company	Shares	U.S. $ Value
Specialty Retail - 5.3%
Home Depot, Inc. (The)	151,530	$28,002,744
Ulta Salon Cosmetics & Fragrance, Inc. (a)	73,560	18,456,939

		46,459,683

Textiles, Apparel & Luxury Goods - 2.8%
NIKE, Inc.-Class B	360,150	24,630,658

		152,564,975

Health Care - 16.6%
Biotechnology - 3.4%
Biogen, Inc. (a)	110,954	30,357,014

Health Care Equipment & Supplies - 5.8%
Edwards Lifesciences Corp. (a)	153,640	19,567,590
Intuitive Surgical, Inc. (a)	50,533	22,273,936
Nevro Corp. (a)	99,730	8,911,873

		50,753,399

Health Care Providers & Services - 3.5%
UnitedHealth Group, Inc.	128,560	30,391,584

Health Care Technology - 1.3%
Cerner Corp. (a)	126,020	7,340,665
Teladoc, Inc. (a)(b)	101,823	4,378,389

		11,719,054

Pharmaceuticals - 2.6%
Zoetis, Inc.	273,910	22,866,007

		146,087,058

Industrials - 10.4%
Building Products - 3.8%
Allegion PLC	177,850	13,726,463
AO Smith Corp.	163,880	10,054,038
Lennox International, Inc.	50,640	9,792,257

		33,572,758

Commercial Services & Supplies - 1.5%
Copart, Inc. (a)	261,080	13,335,966

Industrial Conglomerates - 1.4%
Roper Technologies, Inc.	45,700	12,073,483

Machinery - 2.2%
IDEX Corp.	67,610	9,036,753
WABCO Holdings, Inc. (a)	79,570	10,263,734

		19,300,487

Road & Rail - 0.4%
Saia, Inc. (a)	53,000	3,500,650

Trading Companies & Distributors - 1.1%
Fastenal Co.	191,530	9,574,585

		91,357,929

Company	Shares	U.S. $ Value
Consumer Staples - 9.9%
Beverages - 6.1%
Constellation Brands, Inc.-Class A	126,060	$29,388,368
Monster Beverage Corp. (a)	437,598	24,067,890

		53,456,258

Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	170,150	33,546,774

		87,003,032

Materials - 3.1%
Chemicals - 3.1%
PolyOne Corp.	277,110	11,597,053
Sherwin-Williams Co. (The)	43,310	15,923,355

		27,520,408

Financials - 2.6%
Capital Markets - 2.6%
MarketAxess Holdings, Inc.	46,990	9,333,624
S&P Global, Inc.	73,340	13,831,924

		23,165,548

Total Common Stocks (cost $554,806,739)		808,717,446

SHORT-TERM INVESTMENTS - 10.1%
Investment Companies - 10.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (c)(d)(e) (cost $88,711,856)	88,711,856	88,711,856

Total Investments Before Security Lending Collateral for Securities Loaned - 101.9% (cost $643,518,595)		897,429,302

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (c)(d)(e) (cost $13,969,332)	13,969,332	13,969,332

Total Investments - 103.5% (cost $657,487,927) (f)		911,398,634
Other assets less liabilities - (3.5)%		(30,499,234)

Net Assets - 100.0%		$880,899,400

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $256,350,466 and gross unrealized depreciation of investments was $(2,439,760), resulting in net unrealized appreciation of $253,910,706.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Growth Fund

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$808,717,446		$	– 0	–	$	– 0	–	$808,717,446
Short-Term Investments	88,711,856			– 0	–		– 0	–	88,711,856
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	13,969,332			– 0	–		– 0	–	13,969,332

Total Investments in Securities	911,398,634			– 0	–		– 0	–	911,398,634
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$911,398,634		$	– 0	–	$	– 0	–	$911,398,634

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Fund	Market Value 7/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$41,036	$192,513	$144,837	$88,712	$395
Government Money Market Portfolio*	5,439	89,917	81,387	13,969	91

Total	$46,475	$282,430	$226,224	$102,681	$486

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2018